Offerings - Offering: 1	Jan. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	1,371,573,016
Maximum Aggregate Offering Price	$ 38,712,648,376.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,346,216.74
Rule 457(f)	true
Amount of Securities Received | shares	1,371,573,016
Value of Securities Received, Per Share	28.225
Value of Securities Received	$ 38,712,648,376.60
Fee Note MAOP	$ 38,712,648,376.60
Offering Note	(1) Represents the maximum number of common shares, par value $0.01 per share, of the Registrant ("Common Shares") that are expected to be outstanding as of the completion of the redomiciliation transaction described in the Registrant's registration statement on Form S-4 (the "Registration Statement"). The number of Common Shares being registered is based on the sum of (i) 1,236,706,612 shares of common stock, par value $0.01 per share, of Carnival Corporation ("Common Stock") issued and outstanding and (ii) an additional amount of shares to account for potential issuances of Common Stock between the date of the Registration Statement and the consummation of the DLC Unification and Redomiciliation Transactions. (2) Calculated pursuant to Rules 457(c) and 457(f)(1) promulgated under the Securities Act of 1933, as amended, and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price of $38,712,648,376.60 of the securities being registered was calculated based on the product of (a) $28.23, the average of the high and low prices per share of Common Stock on the New York Stock Exchange on January 20, 2026, multiplied by (b) 1,371,573,016 (which represents the maximum number of Common Shares that are expected to be registrable as of the completion of the DLC Unification and Redomiciliation Transactions, as described in footnote (1) above).